10. Commitments (Tables) - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
Licensing Agreement, Minimum Royalty Obligations
Year Ended December 31,
2014	$—
2015	2,800,000
2016	3,300,000
2017	3,600,000
Total	$9,700,000

Year Ended December 31,
2014	$ -
2015	2,800,000
2016	3,300,000
2017	3,600,000
Total	$ 9,700,000

Minimum Rent Obligations
2014	$81,000
2015	83,000
2016	86,000
2017	22,000
Total	$272,000

2014 (9 months)	$61,000
2015	83,000
2016	86,000
2017	22,000
Total	$252,000